June 30, 2023

U.S. Securities and Exchange Commission

Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:	Rule 497(j) Certification for Monteagle Funds (“Registrant”)

(File Nos. 333-41461 and 811-08529)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (1) the form of Prospectuses and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from those contained in the most recent amendment to Registrant’s Registration Statement on Form N-1A (Post-Effective Amendment No. 97, filed on June 30, 2023) and (2) the text of the most recent amendment has been filed electronically.

Please direct any questions regarding this filing to the undersigned at (888) 263-5593.

Very truly yours,

/s/ Paul B. Ordonio

Paul B. Ordonio

President